Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Long lived assets	$ 257,962	$ 288,805
Long lived assets percentage	100.00%	100.00%
CANADA
Disclosure of geographical areas [line items]
Long lived assets	$ 123,981	$ 138,450
Long lived assets percentage	48.10%	47.90%
UNITED STATES
Disclosure of geographical areas [line items]
Long lived assets	$ 132,366	$ 148,316
Long lived assets percentage	51.30%	51.40%
Europe [Member]
Disclosure of geographical areas [line items]
Long lived assets	$ 1,615	$ 2,039
Long lived assets percentage	0.60%	0.70%